LEASE (Tables)	6 Months Ended
Jun. 30, 2022
LEASE
Schedule of supplemental cash flow information related to leases

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	16,844	21,565
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	9,871	55,845

Schedule of ROU assets and lease liabilities

	December 31, 2021	June 30, 2022
	RMB	RMB
Right-of-use assets	42,606	76,030
Operating lease liabilities-current	25,779	37,535
Operating lease liabilities-non current	13,177	34,147

Schedule of weighted-average remaining lease term and weighted-average discount rate

	December 31, 2021	June 30, 2022
	RMB	RMB
Weighted-average remaining lease term	2.09	2.29
Weighted-average discount rate	6.22%	4.75%

Schedule of maturities of operating lease liabilities

	December 31, 2021	June 30, 2022
	RMB	RMB
Within one year	28,203	38,326
Within a period of more than one year but not more than two years	7,034	25,146
Within a period of more than two year but not more than three years	3,550	11,785
Within a period of more than three year but not more than four years	382	—
Total undiscounted lease payments	39,169	75,257
Imputed interest	(213)	(3,575)
Total lease liabilities	38,956	71,682